HSBC Holdings' subsidiaries, joint ventures and associates - Associates (Details)	12 Months Ended
Dec. 31, 2023
Bank of Communications Co., Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	19.03%
Barrowgate Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	15.31%
BGF Group plc
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	24.62%
Bud Financial Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	4.84%
Canara HSBC Life Insurance Company Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	26.00%
Contour Pte Ltd
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	9.87%
Divido Financial Services Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	7.70%
Electronic Payment Services Company (Hong Kong) Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	38.66%
Episode Six Inc.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	5.69%
EPS Company (Hong Kong) Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	38.66%
Euro Secured Notes Issuer
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	16.67%
HSBC UK Covered Bonds (LM) Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	2000.00%
London Precious Metals Clearing Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	30.00%
MENA Infrastructure Fund (GP) Ltd
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	33.33%
Monese Ltd
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	5.39%
Quantexa Ltd
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	9.36%
Saudi Awwal Bank
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	31.00%
Services Epargne Entreprise
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	14.18%
Threadneedle Software Holdings Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	7.10%
Trade Information Network Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	12.76%
We Trade Innovation Designated Activity Company (In Liquidation)
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	9.88%